Taxes (Details 4) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets, other taxes		$ 1,116	$ 1,142
Non-current assets, other taxes		4,270	3,778
Current liabilities, other taxes		3,276	3,048
Non-current liabilities, other taxes		357	293	[1]
Country of domicile [member] | Current Noncurrenti Cms Vat [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		725	716
Non-current assets, other taxes		541	473
Current liabilities, other taxes		927	699
Country of domicile [member] | Current Noncurrent Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		326	378
Non-current assets, other taxes		2,699	2,362
Current liabilities, other taxes		121	28
Non-current liabilities, other taxes		118	89	[1]
Country of domicile [member] | Claim To Recover Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Non-current assets, other taxes		724	657
Country of domicile [member] | C i d e [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes			1
Current liabilities, other taxes			5
Country of domicile [member] | Production taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes		1,815	1,996
Non-current liabilities, other taxes		149	114	[1]
Country of domicile [member] | Withholding income taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes		87	149
Country of domicile [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	[2]	57	40
Non-current assets, other taxes	[2]	294	273
Current liabilities, other taxes	[2]	293	152
Non-current liabilities, other taxes	[2]	90	90	[1]
Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		1,108	1,135
Non-current assets, other taxes		4,258	3,765
Current liabilities, other taxes		3,243	3,029
Non-current liabilities, other taxes		357	293	[1]
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		8	7
Non-current assets, other taxes		12	13
Current liabilities, other taxes		$ 33	$ 19

[1]	Other non-current taxes are classified within other non-current liabilities in the balance sheet.
[2]	At June 30, 2023, it includes US$ 117 in current liabilities relating to export tax over crude oil, which was in effect from March 1 to June 30, 2023.